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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

                   Report for the Quarter Ended June 30, 2003.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement.
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 420 Lexington Avenue, Suite 1740
         New York, NY   10170

13F File Number: 28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Einhorn
Title: President
Phone: (212) 973-1900
Signature, Place, and Date of Signing:

     /S/ DAVID EINHORN          New York, New York       August 12, 2003
     -----------------          ------------------       -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        39

Form 13F Information Table Value Total:  $940,723


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

                                              FORM 13F INFORMATION TABLE

                                                                                                          VOTING AUTHORITY
                        TITLE                     VALUE      SHARES/   SH/  PUT/  INVSTMT   OTHER    ------------------------
  NAME OF ISSUER       OF CLASS       CUSIP     (X$1,000)    PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE      SHARED  NONE
-------------------   -----------   ---------   ---------   ---------  ---  ----  -------  --------  ---------   ------  ----
ADVANCED MED OPTICS           COM   00763M108      53,196   3,120,000   SH           SOLE            3,120,000
AMBASE CORP                   COM   023164106         291     323,700   SH           SOLE              323,700
ARCH COAL INC                 COM   039380100      36,345   1,581,600   SH           SOLE            1,581,600
AFC ENTERPRISES INC           COM   00104Q107       1,457      89,000   SH           SOLE               89,000
ALLOY INC                     COM   019855105      18,457   2,861,600   SH           SOLE            2,861,600
BEAZER HOMES USA
   INC                        COM   07556Q105      21,827     261,400   SH           SOLE              261,400
CEC ENTMT INC                 COM   125137109      18,465     500,000   SH           SOLE              500,000
CNA FINL CORP                 COM   126117100      20,074     816,000   SH           SOLE              816,000
CENDANT CORP                  COM   151313103      54,960   3,000,000   SH           SOLE            3,000,000
FOOT LOCKER INC               COM   344849104       5,635     425,300   SH           SOLE              425,300
HUDSON HIGHLAND GP            COM   443792106      15,682     830,600   SH           SOLE              830,600
HUMANA INC                    COM   444859102       2,490     164,900   SH           SOLE              164,900
IDT CORP                     CL B   448947309      68,038   3,865,800   SH           SOLE            1,865,800
INFINITY PPTY & CAS           COM   45665Q103      13,756     602,000   SH           SOLE              602,000
 CORP
IOMEGA CORP               COM NEW   462030305      32,679   3,082,900   SH           SOLE            3,082,900
JACUZZI BRANDS INC            COM   469865109       7,864   1,486,500   SH           SOLE            1,486,500
M D C HLDGS INC               COM   552676108     137,097   2,839,618   SH           SOLE            2,839,618
MASSEY ENGERY CORP            COM   576206106      16,566   1,259,700   SH           SOLE            1,259,700
MERCER INTL INC        SH BEN INT   588056101      11,203   2,517,500   SH           SOLE            2,517,500
MICRON TECHNOLOGY             COM   595112103         605      52,000   SH           SOLE               52,000
   INC
NATUZZI SPA                   ADR   63905A101       2,750     342,900   SH           SOLE              342,900
NEOMAGIC CORP                 COM   640497103       4,326   2,791,000   SH           SOLE            2,791,000
NEOPHARM INC                  COM   640919106       5,043     365,720   SH           SOLE              365,720
NEW CENTURY                   COM   64352D101      73,653   1,695,500   SH           SOLE            1,695,500
   FINANCIAL CORP
NORTH AMERN                   COM   65915D100       3,815     498,100   SH           SOLE              498,100
  SCIENTIFIC INC
PMI GROUP INC                 COM   69344M101      47,775   1,780,000   SH           SOLE            1,780,000
PATINA OIL & GAS              COM   703224105      70,542   2,194,156   SH           SOLE            2,194,156
   CORP
PLAINS EXPL &                 COM   726505100       6,028     557,600   SH           SOLE              557,600
   PRODTN CO L P
SAFEGUARD
 SCIENTIFICS INC       5.000% 6/1   786449AE8       6,045      77,500   SH           SOLE               77,500

SIERRA PAC RES NEW            COM   826428104      21,402   3,603,000   SH           SOLE            3,603,000
SILICON GRAPHICS              COM   827056102         574     503,300   SH           SOLE              503,300
  INC
SILICON GRAPHICS      NOTE 5.250%   827056AC6       3,696      46,200  PRN           SOLE               46,200
  INC                         9/0
STAGE STORES INC          COM NEW   85254C305      41,125   1,750,000   SH           SOLE            1,750,000
SYCAMORE NETWORKS             COM   871206108      36,952   9,673,300   SH           SOLE            9,673,300
  INC
UICI                          COM   902737105      14,363     953,100   SH           SOLE              953,100
VISTEON CORP                  COM   92839U107       7,008   1,020,100   SH           SOLE            1,020,100
WASHINGTON GROUP          COM NEW   938862208      10,477     478,418   SH           SOLE              478,418
 INTL INC
WELLCHOICE INC                COM   949475107      15,059     514,300   SH           SOLE              514,300
YUM BRANDS INC                COM   988498101      33,403   1,130,000   SH           SOLE            1,130,000